Interest-bearing loans and borrowings (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Interest bearing loans and borrowings
Lease liabilities	$ 382	$ 339
Current debt	3,104	2,337
Total current debt and lease liabilities	3,486	2,676
Lease liabilities	1,421	1,113
Non-current liabilities	24,715	26,506
Total non-current debt and lease liabilities	26,136	27,619
Total interest-bearing loans and borrowings	29,622	30,295
Bank overdrafts
Interest bearing loans and borrowings
Current debt	13	59
Other short-term borrowings excluding overdrafts
Interest bearing loans and borrowings
Current debt	158	90
Collateral
Interest bearing loans and borrowings
Current debt	473	181
Lease liabilities
Interest bearing loans and borrowings
Lease liabilities	382	339
Lease liabilities	$ 1,421	1,113
3.375% Callable bond due 2025
Interest bearing loans and borrowings
Current debt		1,997
Interest rate on borrowings	3.375%
Other loans (including commercial paper)
Interest bearing loans and borrowings
Current debt	$ 10	10
0.7% Callable bond due 2026
Interest bearing loans and borrowings
Current debt	$ 1,200
Non-current liabilities		1,198
Interest rate on borrowings	0.70%
1.2% Callable bond due 2026
Interest bearing loans and borrowings
Current debt	$ 1,250
Non-current liabilities		1,249
Interest rate on borrowings	1.20%
4.8% Callable bond due 2027
Interest bearing loans and borrowings
Non-current liabilities	$ 1,248	1,247
Interest rate on borrowings	4.80%
3.625% callable bond due 2027
Interest bearing loans and borrowings
Non-current liabilities	$ 880	780
Interest rate on borrowings	3.625%
3.125% Callable bond due 2027
Interest bearing loans and borrowings
Non-current liabilities	$ 749	748
Interest rate on borrowings	3.125%
4.875% callable bond due 2028
Interest bearing loans and borrowings
Non-current liabilities	$ 1,097	1,096
Interest rate on borrowings	4.875%
1.25% Callable bond due 2028
Interest bearing loans and borrowings
Non-current liabilities	$ 936	829
Interest rate on borrowings	1.25%
1.75% Callable bond due 2028
Interest bearing loans and borrowings
Non-current liabilities	$ 1,248	1,247
Interest rate on borrowings	1.75%
4% Callable bond due 2029
Interest bearing loans and borrowings
Non-current liabilities	$ 997	996
Interest rate on borrowings	4.00%
4.85% Callable bond due 2029
Interest bearing loans and borrowings
Non-current liabilities	$ 1,247	1,246
Interest rate on borrowings	4.85%
0.375% Callable bond due 2029
Interest bearing loans and borrowings
Non-current liabilities	$ 936	829
Interest rate on borrowings	0.375%
4.9% Callable bond due 2030
Interest bearing loans and borrowings
Non-current liabilities	$ 647	646
Interest rate on borrowings	4.90%
3.121% Callable bond due 2030
Interest bearing loans and borrowings
Non-current liabilities	$ 764	682
Interest rate on borrowings	3.121%
1.375% Callable bond due 2030
Interest bearing loans and borrowings
Non-current liabilities	$ 1,295	1,295
Interest rate on borrowings	1.375%
4.9% Callable bond due 2031
Interest bearing loans and borrowings
Non-current liabilities	$ 995	994
Interest rate on borrowings	4.90%
2.25% Callable bond due 2031
Interest bearing loans and borrowings
Non-current liabilities	$ 748	747
Interest rate on borrowings	2.25%
5.75% Non-callable bond due 2031
Interest bearing loans and borrowings
Non-current liabilities	$ 469	438
Interest rate on borrowings	5.75%
3.75% Callable bond due 2032
Interest bearing loans and borrowings
Non-current liabilities	$ 878	778
Interest rate on borrowings	3.75%
4.875% Callable bond due 2033
Interest bearing loans and borrowings
Non-current liabilities	$ 497	497
Interest rate on borrowings	4.875%
3.278% Callable bond due 2033
Interest bearing loans and borrowings
Non-current liabilities	$ 870	786
Interest rate on borrowings	3.278%
5% Callable bond due 2034
Interest bearing loans and borrowings
Non-current liabilities	$ 1,490	1,489
Interest rate on borrowings	5.00%
6.45% Callable bond due 2037
Interest bearing loans and borrowings
Non-current liabilities	$ 2,728	2,727
Interest rate on borrowings	6.45%
4% Callable bond due 2042
Interest bearing loans and borrowings
Non-current liabilities	$ 989	989
Interest rate on borrowings	4.00%
4.375% Callable bond due 2045
Interest bearing loans and borrowings
Non-current liabilities	$ 982	982
Interest rate on borrowings	4.375%
4.375% Callable bond due 2048
Interest bearing loans and borrowings
Non-current liabilities	$ 738	738
Interest rate on borrowings	4.375%
2.125% Callable bond due 2050
Interest bearing loans and borrowings
Non-current liabilities	$ 488	487
Interest rate on borrowings	2.125%
3% Callable bond due 2051
Interest bearing loans and borrowings
Non-current liabilities	$ 736	735
Interest rate on borrowings	3.00%
Other loans
Interest bearing loans and borrowings
Non-current liabilities	$ 63	$ 31